Derivative Financial Instruments and Market Risks - Disclosure of Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
As of December 31, 2017 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	€ 4,283
As of December 31, 2017 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	3,767
As of December 31, 2017 [Member] | Notional amount [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	417
As of December 31, 2017 [Member] | Notional amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,550
As of December 31, 2017 [Member] | Notional amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	834
As of December 31, 2017 [Member] | Notional amount [Member] | More Than 5 Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,842
As of December 31, 2017 [Member] | Notional amount [Member] | Notional Amounts by Expiry Date as of 2023 [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	57
As of December 31, 2017 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	51
As of December 31, 2017 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	55
As of December 31, 2017 [Member] | Fair value [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	2
As of December 31, 2016 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		€ 3,228
As of December 31, 2016 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		2,753
As of December 31, 2016 [Member] | Notional amount [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		475
As of December 31, 2016 [Member] | Notional amount [Member] | Less than 1 year [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		903
As of December 31, 2016 [Member] | Notional amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		1,550
As of December 31, 2016 [Member] | Notional amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		475
As of December 31, 2016 [Member] | Notional amount [Member] | More Than 5 Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		300
As of December 31, 2016 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		100
As of December 31, 2016 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		102
As of December 31, 2016 [Member] | Fair value [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		(2)
As of December 31, 2015 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			€ 4,663
As of December 31, 2015 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			3,509
As of December 31, 2015 [Member] | Notional amount [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			459
As of December 31, 2015 [Member] | Notional amount [Member] | Less than 1 year [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			1,767
As of December 31, 2015 [Member] | Notional amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			887
As of December 31, 2015 [Member] | Notional amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			1,550
As of December 31, 2015 [Member] | Notional amount [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			459
As of December 31, 2015 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			152
As of December 31, 2015 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			156
As of December 31, 2015 [Member] | Fair value [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			(2)
As of December 31, 2015 [Member] | Of which recognized in equity [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			(1)
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2017 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2017 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	58
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2017 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	58
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2016 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2016 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		88
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | As of December 31, 2016 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		88
Interest rate swaps pay capitalized Eonia / receive 0.06% [Member] | As of December 31, 2017 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | More Than 5 Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% [Member] | As of December 31, 2017 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	(6)
Interest rate swaps pay capitalized Eonia / receive 0.06% [Member] | As of December 31, 2017 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	(6)
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | As of December 31, 2017 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | As of December 31, 2017 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	2
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | As of December 31, 2017 [Member] | Fair value [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	2
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2017 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	417
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	417
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	417
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2017 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	3
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2017 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	3
Interest rate swaps pay capitalized Eonia / receive 1.48% [Member] | As of December 31, 2017 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	99
Interest rate swaps pay capitalized Eonia / receive 1.48% [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | More Than 5 Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	42
Interest rate swaps pay capitalized Eonia / receive 1.48% [Member] | As of December 31, 2017 [Member] | Notional amount [Member] | Notional Amounts by Expiry Date as of 2023 [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	57
Interest rate swaps pay capitalized Eonia / receive 1.48% [Member] | As of December 31, 2017 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	€ (6)
Interest rate swaps pay 3-month Euribor / receive 1.15% [Member] | As of December 31, 2016 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		428
Interest rate swaps pay 3-month Euribor / receive 1.15% [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		428
Interest rate swaps pay 3-month Euribor / receive 1.15% [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Less than 1 year [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		428
Interest rate swaps pay 3-month Euribor / receive 1.15% [Member] | As of December 31, 2016 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		3
Interest rate swaps pay 3-month Euribor / receive 1.15% [Member] | As of December 31, 2016 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		3
Interest rate swaps pay 3-month Euribor / receive 1.15% [Member] | As of December 31, 2015 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			428
Interest rate swaps pay 3-month Euribor / receive 1.15% [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			428
Interest rate swaps pay 3-month Euribor / receive 1.15% [Member] | As of December 31, 2015 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			3
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2016 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		475
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		475
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		475
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2016 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		10
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2016 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		10
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2015 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			459
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			459
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			459
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2015 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			14
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | As of December 31, 2015 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			14
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | As of December 31, 2016 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		300
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		300
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | More Than 5 Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		300
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | As of December 31, 2016 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		1
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | As of December 31, 2016 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		1
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2016 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		475
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		475
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2016 [Member] | Notional amount [Member] | Less than 1 year [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		475
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2016 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		(2)
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2016 [Member] | Fair value [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		€ (2)
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2015 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			459
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			459
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			459
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2015 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			(2)
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2015 [Member] | Fair value [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			(2)
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | As of December 31, 2015 [Member] | Of which recognized in equity [Member] | Cash flow hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			(1)
Interest rate swaps pay 1-month Euribor +0.26% / receive 2.73% [Member] | As of December 31, 2015 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			500
Interest rate swaps pay 1-month Euribor +0.26% / receive 2.73% [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			500
Interest rate swaps pay 1-month Euribor +0.26% / receive 2.73% [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Less than 1 year [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			500
Interest rate swaps pay 1-month Euribor +0.26% / receive 2.73% [Member] | As of December 31, 2015 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			14
Interest rate swaps pay 1-month Euribor +0.26% / receive 2.73% [Member] | As of December 31, 2015 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			14
Interest rate swaps pay capitalized Eonia / receive 1.90% [Member] | As of December 31, 2015 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			2,550
Interest rate swaps pay capitalized Eonia / receive 1.90% [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			2,550
Interest rate swaps pay capitalized Eonia / receive 1.90% [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Less than 1 year [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			1,000
Interest rate swaps pay capitalized Eonia / receive 1.90% [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			1,550
Interest rate swaps pay capitalized Eonia / receive 1.90% [Member] | As of December 31, 2015 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			128
Interest rate swaps pay capitalized Eonia / receive 1.90% [Member] | As of December 31, 2015 [Member] | Fair value [Member] | Fair value hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			128
Currency swaps hedging investments pay JPY / receive Euro [Member] | As of December 31, 2015 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			175
Currency swaps hedging investments pay JPY / receive Euro [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Less than 1 year [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			175
Currency swaps hedging investments pay JPY / receive Euro [Member] | As of December 31, 2015 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			(4)
Currency swaps hedging investments pay USD / receive Euro [Member] | As of December 31, 2015 [Member] | Notional amount [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			92
Currency swaps hedging investments pay USD / receive Euro [Member] | As of December 31, 2015 [Member] | Notional amount [Member] | Less than 1 year [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			92
Currency swaps hedging investments pay USD / receive Euro [Member] | As of December 31, 2015 [Member] | Fair value [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			€ (1)